Securitization Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing assets	¥ 16,852	¥ 18,376
Increase in servicing assets	4,077	3,410
Amortization of servicing assets	4,467	4,703
Foreign currency translation effects on servicing assets	(1,134)	2,758
Fair value of servicing assets	¥ 24,229	¥ 27,676